nq043018s1.txt

6/11/2018

UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825

American Growth Fund, Inc.
(exact name of registrant as specified in charter)

1636 Logan Street
Denver, Colorado 80203
(address of principal executive offices) (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: April 30, 2018

American Growth Fund, Inc.
1636 Logan Street
Denver, CO 80203
(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

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ITEM 1 - Schedule of Investments

American Growth Fund Series 1
April 30, 2018
(unaudited)

Market
Common Stocks 99.38%	Shares	Value

Diversified Co. 10.78%

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Chemed Corp		4,693	1,446,476
Honeywell Intl Inc.		2,414	349,258
	-	----------------------
			1,795,734

Computer Software & Svcs 8.69%

Fair, Isaac Corp.*		8,359	1,447,612
	-	----------------------
			1,447,612

Machinery 8.38%

Middleby Corp*		7,817	983,691
Flowserve Corp		9,281	412,169
	-	----------------------
			1,395,860

Biotechnology 7.66%

Amgen Inc.		5,287	922,476
Biogen, Inc. *		691	189,058
Novo Nordisk A/S		3,490	163,820
	-	----------------------
			1,275,354

Entertainment 6.74%

Time Warner, Inc.		10,057	953,404
Netflix, Inc.*		540	168,728
	-	----------------------
			1,122,132

Semiconductor Cap. Equip. 6.39%

Teradyne Inc.		32,687	1,063,962
	-	----------------------
			1,063,962

Computer & Peripherals 5.72%

Cisco		21,530	953,564
	-	----------------------
			953,564

Insurance (Life) 5.13%

Lincoln Natl Corp.		12,107	855,238
	-	----------------------
			855,238

Cable TV 4.65%

Charter Communications, Inc.*		2,854	774,262
	-	----------------------
			774,262

Semiconductor 4.10%

Intel Corp.		13,240	683,449
	-	----------------------

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			683,449

Railroad 3.62%

Kansas City Southern		5,655	602,993
	-	----------------------
			602,993

Environmental 3.34%

Waste Management		6,846	556,511
	-	----------------------
			556,511

Online Media 3.04%

Facebook Inc.*		1,521	261,612
Alphabet Inc.*		241	245,478
	-	----------------------
			507,090

Drug 2.85%

Bristol Myers		5,131	267,479
Johnson and Johnson		1,638	207,191
	-	----------------------
			474,670

Retail Store 2.08%

Dollar Tree Inc. *		3,609	346,067
	-	----------------------
			346,067

Application Software 1.84%

Microsoft Corporation		3,275	306,278
	-	----------------------
			306,278

Computer Hardware 1.78%

Apple, Inc.		1,795	296,642
	-	----------------------
			296,642

Chemicals 1.70%

Balchem Corp		1,659	146,390
NewMarket Corp		362	137,397
	-	----------------------
			283,787

Insurance Industry (Foreign) 1.50%

AXA S.A. ADR (Sponsored)		8,714	249,395
	-	----------------------
			249,395

Insurance - Property and Casulity 1.44%

Selective Insurance Group		2,145	126,984
Markel Corporation*		100	113,004

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	-	----------------------
			239,988

Banks 1.40%

Bank of America Corporation		4,000	119,680
JP Morgan Chase & Co		1,040	113,131
	-	----------------------
			232,811

Farm and Construction Machinery 1.34%

Caterpillar Inc.		1,549	223,614
	-	----------------------
			223,614

Home Improvement Stores 1.30%

Home Depot, Inc. (The)		1,171	216,401
	-	----------------------
			216,401

Phamacy Services 1.03%

Walgreens Boot Alliance, Inc.		2,587	171,906
	-	----------------------
			171,906

Resturants 0.98%

Starbucks Corporation		2,823	162,520
	-	----------------------
			162,520

Steel 0.62%

Nucor Corporation		1,680	103,521
	-	----------------------
			103,521

Residential Construction 0.58%

NRV Inc.*		31	96,100
	-	----------------------
			96,100

Business Services 0.35%

Paychex Inc.		971	58,813
	-	----------------------
			58,813

Building Materials 0.35%

U S Concrete, Inc.*		1,000	58,450
	-	----------------------
			58,450

Total Value Common Stocks (cost 7,748,062)		99.38%	16,554,724

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Cash and Recevable, less liabilities		0.62		103,824
	-	---------------------

Total Net Assets		100.00%		16,658,548
		=======================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities				8,843,415
Gross Unrealized depreciation on investment securities				(36,753)
			-	------------
Net Unrealized depreciation on investment securities				8,806,662
Cost of investment securities for federal income tax
purposes				7,748,062

Securities Valuations - The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S.
GAAP establishes a hierarchy that prioritizes inputs to valuation methods.
The three levels of inputs are:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund's assets carried at fair value:
Equity Level 1 Level 2 Level 3 Total
Common Stock $16,554,724 $0 $0 $16,554,724

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ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer/Principal Financial
Officer has concluded, based on his evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes

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described in paragraph (c) of such rule.

There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the
Registrant's internal controls over financial reporting.

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ITEM 3 - Exhibits

The certifications required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)) is attached as exhibits hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Growth Fund

By /s/ Timothy E. Taggart
President
Chief Financial Officer
June 11, 2018